Related Parties - Guarantees (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Minimum capital contributed (as a percent)	250.00%	250.00%	250.00%	250.00%
Related Parties
Related Party Transaction [Line Items]
Minimum capital contributed (as a percent)	250.00%		250.00%	250.00%	250.00%